REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2024
REDEEMABLE PREFERRED SHARES
Schedule of movement of the redeemable preferred shares

Redeemable
preferred shares
Balance at January 1, 2022	958,480
Accrual of redeemable preferred shares dividends	51,212
Settlement of redeemable preferred shares dividends	(51,578)
Foreign exchange impact	88,898

Balance at December 31, 2022 and January 1, 2023	1,047,012
Accrual of redeemable preferred shares dividends	53,625
Settlement of redeemable preferred shares dividends	(53,923)
Foreign exchange impact	18,052

Balance at December 31, 2023 and January 1, 2024	1,064,766
Accrual of redeemable preferred shares dividends	54,232
Settlement of redeemable preferred shares dividends	(54,169)
Foreign exchange impact	15,827
Balance at December 31, 2024	1,080,656